Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	372,424,277.41	21,721
Yield Supplement Overcollateralization Amount 01/31/21	14,234,334.52	0
Receivables Balance 01/31/21	386,658,611.93	21,721
Principal Payments	15,829,301.01	674
Defaulted Receivables	464,691.81	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	13,362,342.85	0
Pool Balance at 02/28/21	357,002,276.26	21,020

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.11%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,978,522.84	137
Past Due 61-90 days	957,578.69	46
Past Due 91-120 days	223,865.24	12
Past Due 121+ days	0.00	0
Total	4,159,966.77	195

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.12%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	528,335.51
Aggregate Net Losses/(Gains) - February 2021	(63,643.70)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.20%
Prior Net Losses Ratio	0.33%
Second Prior Net Losses Ratio	1.39%
Third Prior Net Losses Ratio	1.02%
Four Month Average	0.64%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	43.93

Flow of Funds	$ Amount
Collections	20,366,984.90
Investment Earnings on Cash Accounts	68.53
Servicing Fee(1)	(322,215.51)
Transfer to Collection Account	-
Available Funds	20,044,837.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	717,367.27
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,139,121.96
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,163,916.87
(12) Collection Account Redeposits	2,783,000.00

Total Distributions of Available Funds	20,044,837.92

Servicing Fee	322,215.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 02/16/21	368,141,398.22
Principal Paid	15,289,772.53
Note Balance @ 03/15/21	352,851,625.69

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-3
Note Balance @ 02/16/21	248,971,398.22
Principal Paid	15,289,772.53
Note Balance @ 03/15/21	233,681,625.69
Note Factor @ 03/15/21	86.8898735%

Class A-4
Note Balance @ 02/16/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	81,820,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	24,900,000.00
Note Factor @ 03/15/21	100.0000000%

Class C
Note Balance @ 02/16/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	12,450,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	808,148.52
Total Principal Paid	15,289,772.53
Total Paid	16,097,921.05

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	537,363.27
Principal Paid	15,289,772.53
Total Paid to A-3 Holders	15,827,135.80

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9759658
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.4647938
Total Distribution Amount	19.4407596

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.9980786
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.8519838
Total A-3 Distribution Amount	58.8500624

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	728.53
Noteholders' Principal Distributable Amount	271.47

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	2,075,325.29
Investment Earnings	24.45
Investment Earnings Paid	(24.45)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$999,866.50	$1,593,838.76	$2,778,362.13
Number of Extensions	47	63	120
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.39%	0.65%

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.